Intangibles and Goodwill (Narrative) (Details)	5 Months Ended
Feb. 01, 2019
Intangibles And Goodwill [Abstract]
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the cable cash generation	10.00%
Hypothetical decline in the recoverable amount of the broadcast rights and licences for the satellite cash generation	10.00%
Hypothetical decline in the recoverable amount of the wireless generating unit	10.00%